Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

June 30, 2021

FR1-QTLY-0821
1.816012.117

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.3%
	Principal Amount	Value
Aerospace - 1.5%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (a)(b)(c)	$4,740,000	$4,751,850
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (a)(b)(c)	2,140,000	2,135,549
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.35% 6/19/26 (a)(b)(c)	859,688	830,854
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 5/30/25 (a)(b)(c)	3,098,140	3,052,225
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 12/9/25 (a)(b)(c)	9,345,850	9,200,615
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/22/24 (a)(b)(c)	10,012,124	9,880,264
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	3,928,182	3,845,691
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	1,000,000	970,830

TOTAL AEROSPACE		34,667,878

Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (a)(b)(c)	6,475,000	6,745,331
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8434% 10/6/23 (a)(b)(c)	1,425,137	1,401,722
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (a)(b)(c)	3,888,124	3,784,427
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (a)(b)(c)	2,090,389	2,034,638
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	33,063	33,715
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	5,580,000	5,954,753
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	4,905,000	5,178,159
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (a)(b)(c)	3,377,784	3,382,007
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (a)(b)(c)	10,004,925	10,127,185
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	4,535,925	4,445,207

TOTAL AIR TRANSPORTATION		43,087,144

Automotive & Auto Parts - 1.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/17/28 (a)(b)(c)	4,035,000	4,027,455
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/30/26 (a)(b)(c)	4,340,138	4,296,737
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (a)(b)(c)	7,799,690	7,726,607
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 11/2/27 (a)(b)(c)	4,044,675	4,039,619
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	3,446,939	3,356,457
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (a)(b)(c)	3,127,163	3,125,599

TOTAL AUTOMOTIVE & AUTO PARTS		26,572,474

Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (a)(b)(c)	9,406,425	9,302,578
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	4,627,022	4,644,373
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/4/27 (a)(b)(c)	2,289,219	2,298,170
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5% 5/30/25 (a)(b)(c)	1,456,135	1,446,583
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4443% 7/1/26 (a)(b)(c)	1,282,221	1,271,809

TOTAL BANKS & THRIFTS		18,963,513

Broadcasting - 1.9%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 8/15/25 (a)(b)(c)	11,491,020	11,470,221
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (a)(b)(c)	16,303,241	9,763,685
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.595% 11/17/24 (a)(b)(c)	2,585,087	2,557,298
iHeartCommunications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	1,623,600	1,623,600
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.5921% 9/19/26 (a)(b)(c)	6,092,517	6,075,580
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (a)(b)(c)	2,379,792	2,344,833
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (a)(b)(c)	3,155,852	3,153,611
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/6/28 (b)(c)(d)	5,890,000	5,863,024
3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (a)(b)(c)	1,738,360	1,740,255

TOTAL BROADCASTING		44,592,107

Building Materials - 2.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (a)(b)(c)	7,229,353	7,188,073
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 10/1/26 (a)(b)(c)	3,792,821	3,786,487
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.6042% 4/23/28 (a)(b)(c)	2,060,000	2,047,413
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/10/28 (b)(c)(d)	4,880,000	4,846,474
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/1/25(a)(b)(c)	1,751,487	1,746,022
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.15% 1/4/27 (a)(b)(c)	2,435,759	2,426,625
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/28/27 (a)(b)(c)	3,485,850	3,443,253
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/2/27 (a)(b)(c)	1,805,925	1,808,742
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (a)(b)(c)	8,945,000	8,935,071
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	2,287,453	2,294,612
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (a)(b)(c)	2,820,000	2,812,950
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)	3,772,660	3,777,376
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	3,716,325	3,720,970

TOTAL BUILDING MATERIALS		48,834,068

Cable/Satellite TV - 2.6%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (a)(b)(c)	18,563,200	18,423,976
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 1/31/28 (a)(b)(c)	8,740,000	8,597,975
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5729% 4/15/27 (a)(b)(c)	8,513,513	8,423,781
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3229% 1/15/26 (a)(b)(c)	1,955,000	1,924,971
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8229% 9/25/28 (a)(b)(c)	1,910,000	1,911,203
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3229% 7/17/25 (a)(b)(c)	4,753,257	4,681,958
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5729% 1/31/28 (a)(b)(c)	4,000,000	3,962,240
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	13,011,492	12,968,164

TOTAL CABLE/SATELLITE TV		60,894,268

Capital Goods - 1.3%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 10/1/25 (a)(b)(c)	2,091,172	2,077,454
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (a)(b)(c)(e)	2,500,000	2,496,875
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3421% 11/15/26 (a)(b)(c)	514,697	507,836
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5921% 11/15/25 (a)(b)(c)	2,081,622	2,063,928
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.3973% 5/18/24 (a)(b)(c)	2,139,638	2,135,358
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.095% 9/20/26 (a)(b)(c)	3,698,675	3,707,922
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (a)(b)(c)	1,890,263	1,885,537
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (a)(b)(c)	4,954,545	4,929,773
TNT Crane & Rigging LLC:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	5,426,571	5,643,634
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 4/16/25 (a)(b)(c)	1,422,286	1,360,061
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7/31/27 (b)(c)(d)	405,000	405,000
3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (a)(b)(c)	2,164,139	2,165,048

TOTAL CAPITAL GOODS		29,378,426

Chemicals - 2.5%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (a)(b)(c)	610,000	612,031
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (a)(b)(c)	2,269,313	2,274,986
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	588,486	587,751
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	451,065	450,501
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 4/29/28 (a)(b)(c)	2,570,000	2,559,283
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/7/25 (b)(c)(d)	3,095,000	3,000,850
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.595% 5/7/25 (a)(b)(c)	5,703,160	5,529,670
Element Solutions, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 1/31/26 (b)(c)(d)	1,670,000	1,666,877
3 month U.S. LIBOR + 2.000% 2.1043% 1/31/26 (a)(b)(c)	2,754,746	2,749,594
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/24/28 (b)(c)(d)	3,155,000	3,139,225
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/30/28 (b)(c)(d)	2,265,000	2,266,223
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (a)(b)(c)	1,862,000	1,858,890
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (a)(b)(c)	1,880,000	1,874,717
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	8,780,000	8,749,797
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6473% 3/1/26 (a)(b)(c)	3,077,470	3,054,297
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (a)(b)(c)	3,284,023	3,263,498
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (a)(b)(c)	2,351,295	2,355,221
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.133% 10/1/25 (a)(b)(c)	8,541,281	8,471,926
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (a)(b)(c)	2,454,737	2,426,605
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8973% 4/3/25 (a)(b)(c)	739,859	734,310
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.8973% 4/3/25 (a)(b)(c)	1,268,329	1,258,817

TOTAL CHEMICALS		58,885,069

Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/25/28 (b)(c)(d)	208,482	208,743
Consumer Products - 2.1%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 6/11/26 (a)(b)(c)	1,720,449	1,722,599
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/23/27 (a)(b)(c)	1,386,490	1,369,339
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 1/29/27 (a)(b)(c)	987,500	983,185
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	4,039,875	4,039,875
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (a)(b)(c)	4,085,000	4,093,170
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	2,743,125	2,734,210
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (a)(b)(c)	1,403,275	1,412,046
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (a)(b)(c)	1,672,414	1,672,414
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (a)(b)(c)	3,010,000	3,011,264
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 12/21/25 (a)(b)(c)	3,243,639	3,223,366
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	6,231,306	6,181,954
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	2,023,500	2,050,069
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (a)(b)(c)	5,145,000	5,163,728
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (a)(b)(c)	2,249,363	2,244,144
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0729% 6/15/25 (a)(b)(c)	2,537,859	2,013,360
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/25/28 (a)(b)(c)(d)	2,126,518	2,129,176
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (a)(b)(c)	2,365,000	2,319,190
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (a)(b)(c)	2,325,000	2,323,070
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (a)(b)(c)	605,000	611,050

TOTAL CONSUMER PRODUCTS		49,297,209

Containers - 2.8%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	5,383,982	5,341,610
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.2667% 3/3/28 (a)(b)(c)(f)	1,211,018	1,201,487
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.635% 7/31/25 (a)(b)(c)	2,014,807	1,998,024
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1004% 11/7/25 (a)(b)(c)	6,098,263	6,039,171
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (a)(b)(c)	590,000	587,050
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.827% 7/1/26 (a)(b)(c)	4,302,210	4,266,803
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/3/24 (a)(b)(c)	1,440,000	1,404,230
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 12/21/26(a)(b)(c)	1,234,375	1,234,893
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (a)(b)(c)	4,921,588	4,927,739
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.4516% 6/29/25 (a)(b)(c)	8,722,073	8,631,887
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	6,564,355	6,532,911
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (a)(b)(c)	4,524,491	4,517,795
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (a)(b)(c)	2,164,575	2,175,398
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	1,226,326	1,225,565
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26(a)(b)(c)	500,000	500,000
3 month U.S. LIBOR + 4.000% 4.1043% 7/31/26 (a)(b)(c)	2,206,035	2,203,829
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/18/25 (a)(b)(c)	1,310,000	1,307,708
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/30/27 (a)(b)(c)	5,315,717	5,270,533
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 2/5/26 (a)(b)(c)	3,109,375	3,087,174
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 2/5/23 (a)(b)(c)	3,417,763	3,409,219

TOTAL CONTAINERS		65,863,026

Diversified Financial Services - 2.5%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	2,756,139	2,749,249
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	4,009,950	3,991,584
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	2,284,596	2,277,696
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (a)(b)(c)	274,292	251,040
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	2,970,195	2,800,478
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	3,405,941	3,340,853
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/27/25 (a)(b)(c)	2,104,672	2,096,779
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.92% 8/9/25 (a)(b)(c)	2,847,319	2,795,725
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/24/28 (a)(b)(c)(d)	3,026,563	3,015,213
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/24/28 (b)(c)(d)	698,438	695,818
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 7/3/24 (a)(b)(c)	2,094,755	2,072,593
Fort Dearborn Holding Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 10/19/23 (a)(b)(c)	260,312	260,232
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (a)(b)(c)	2,283,539	2,284,681
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (a)(b)(c)	4,562,796	4,536,195
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (a)(b)(c)	1,696,000	1,698,120
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 3.75% 4/21/28 (a)(b)(c)(f)	424,000	424,530
IG Investments Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/23/25 (a)(b)(c)	3,690,771	3,693,723
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	1,198,582	1,191,462
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	2,641,725	2,654,934
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6/10/28 (b)(c)(d)(e)	990,000	983,813
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	1,319,313	1,308,758
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/11/27 (a)(b)(c)	6,197,753	6,164,161
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/16/26 (a)(b)(c)	5,400,768	5,361,018
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (a)(b)(c)	1,487,218	1,484,660

TOTAL DIVERSIFIED FINANCIAL SERVICES		58,133,315

Diversified Media - 1.5%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	7,037,144	7,108,782
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 2/10/27 (a)(b)(c)	11,579,605	11,583,195
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.577% 1/30/27 (a)(b)(c)	1,750,000	1,719,375
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 12/17/26 (a)(b)(c)	15,449,233	15,363,335

TOTAL DIVERSIFIED MEDIA		35,774,687

Energy - 4.5%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (a)(b)(c)	3,213,047	3,205,015
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	5,706,184	5,565,926
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (a)(b)(c)	4,899,082	4,799,875
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	5,207,643	5,154,108
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0934% 5/21/25 (a)(b)(c)	2,700,483	2,631,513
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (a)(b)(c)(e)	1,905,000	1,902,619
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	2,398,750	2,443,727
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	2,245,013	2,224,807
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	5,755,515	5,780,725
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)	20,735,000	20,641,693
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/30/25 (a)(b)(c)	1,517,728	1,479,785
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6/12/28 (b)(c)(d)	5,000,000	5,004,450
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (a)(b)(c)	1,950,247	1,934,235
3 month U.S. LIBOR + 4.250% 3/10/26 (b)(c)(d)	1,340,000	1,340,000
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (a)(b)(c)	3,960,075	3,128,459
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 7/18/25 (a)(b)(c)	6,428,735	6,184,957
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (a)(b)(c)	5,250,000	5,236,875
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	3,199,519	2,709,320
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	2,826,936	2,795,840
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7/30/28 (b)(c)(d)	2,000,000	1,995,000
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/22/26 (a)(b)(c)	2,501,880	2,483,116
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 10/15/26 (a)(b)(c)	987,500	987,085
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (a)(b)(c)	3,045,000	3,046,918
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (a)(b)(c)	4,070,625	4,060,448
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.1043% 1/23/27 (a)(b)(c)	4,251,817	4,257,132
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	2,553,757	2,529,011
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	2,947,500	2,823,292

TOTAL ENERGY		106,345,931

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.662% 1/23/25 (a)(b)(c)	2,391,546	2,307,842
Environmental - 0.5%
Erm Emerald U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 7/10/26 (a)(b)(c)	3,401,425	3,394,350
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/15/28 (a)(b)(c)	4,720,000	4,720,000
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (a)(b)(c)	2,992,288	2,973,586
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (a)(b)(c)	1,210,000	1,201,929

TOTAL ENVIRONMENTAL		12,289,865

Food & Drug Retail - 0.9%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 1/29/27 (a)(b)(c)	3,531,819	3,476,193
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 10/22/25 (a)(b)(c)	1,541,044	1,537,962
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/1/26 (a)(b)(c)	9,282,444	9,248,563
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	4,515,178	4,375,207
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (a)(b)(c)	3,435,000	3,400,650

TOTAL FOOD & DRUG RETAIL		22,038,575

Food/Beverage/Tobacco - 1.5%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8408% 10/1/26 (a)(b)(c)	410,000	406,585
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5908% 10/1/25 (a)(b)(c)	2,162,366	2,152,917
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	2,248,700	2,257,604
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (a)(b)(c)	2,651,571	2,667,826
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	4,833,475	4,841,547
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (a)(b)(c)	1,398,038	1,386,560
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8543% 6/20/25 (a)(b)(c)	1,206,250	1,206,250
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	3,550,254	3,551,355
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (a)(b)(c)	7,805,000	7,794,151
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 9/13/26 (a)(b)(c)	2,814,782	2,770,308
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8542% 6/27/23 (a)(b)(c)	2,552,980	2,526,378
Utz Quality Foods LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 1/20/28 (a)(b)(c)	2,420,731	2,416,834

TOTAL FOOD/BEVERAGE/TOBACCO		33,978,315

Gaming - 5.2%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	1,749,307	1,731,447
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	1,084,050	1,085,015
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9383% 10/19/24 (a)(b)(c)	3,435,371	3,408,334
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	3,059,100	3,223,527
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3383% 9/15/23 (a)(b)(c)	1,793,752	1,790,829
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (a)(b)(c)	25,299,965	25,069,482
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 7/20/25 (a)(b)(c)	13,895,000	13,929,738
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (a)(b)(c)	1,677,345	1,675,249
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	5,297,177	5,250,826
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 3/16/24 (a)(b)(c)	3,949,807	3,927,609
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	11,213,535	11,129,434
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	20,225,203	20,061,784
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (a)(b)(c)	2,000,000	2,005,000
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 5/29/26 (a)(b)(c)	3,471,506	3,454,634
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	3,187,537	3,175,998
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 3/11/28 (a)(b)(c)	4,728,150	4,703,989
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/14/24 (a)(b)(c)	3,362,055	3,336,839
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 7/10/25 (a)(b)(c)	5,146,741	5,147,410
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	8,031,238	7,932,534

TOTAL GAMING		122,039,678

Healthcare - 6.0%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (a)(b)(c)	7,713,656	7,711,265
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (b)(c)	3,303,400	3,302,013
Aveanna Healthcare LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6/30/28 (b)(c)(d)(e)	1,557,736	1,549,947
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 6/30/28 (b)(c)(d)(e)	362,264	360,453
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/22/28 (a)(b)(c)	952,613	953,213
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	6,942,480	6,959,837
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/12/26 (a)(b)(c)	2,992,405	2,972,895
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8421% 8/1/27 (a)(b)(c)	11,113,394	10,937,469
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	14,160,945	14,192,807
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)	916,088	917,810
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 10/29/27 (b)(c)(f)	116,616	116,835
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (b)(c)	2,862,825	2,842,241
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7/1/28 (b)(c)(d)	3,686,945	3,692,143
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (a)(b)(c)	3,605,000	3,607,271
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (a)(b)(c)	9,260,000	9,286,021
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (a)(b)(c)	4,268,258	4,284,264
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 8/31/26 (a)(b)(c)	3,479,098	3,476,732
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3543% 8/30/27 (b)(c)	1,310,000	1,299,363
Milk Specialties Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8/23/25 (b)(c)(d)(e)	2,335,000	2,329,163
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	3,799,949	3,788,739
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (a)(b)(c)	9,080,000	9,085,720
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0888% 6/30/25 (a)(b)(c)	1,623,446	1,621,709
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (a)(b)(c)	2,708,213	2,709,567
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 3/31/27 (b)(c)	5,887,207	5,869,192
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6/20/26 (b)(c)(d)	3,402,000	3,402,000
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (a)(b)(c)	5,675,775	5,666,013
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3247% 7/9/25 (a)(b)(c)	490,000	489,593
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/23/28 (a)(b)(c)	1,560,000	1,559,345
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/16/25 (a)(b)(c)	2,854,989	2,846,767
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (a)(b)(c)	547,187	549,151
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	5,518,641	5,478,962
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	1,994,975	2,005,369
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (a)(b)(c)	7,609,394	7,636,331
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 11/20/26 (a)(b)(c)	1,728,125	1,729,559
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 11/27/25 (a)(b)(c)	4,887,206	4,848,255
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (a)(b)(c)	1,657,197	1,649,541

TOTAL HEALTHCARE		141,727,555

Homebuilders/Real Estate - 1.4%
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/14/27 (a)(b)(c)	800,000	797,504
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/21/25 (a)(b)(c)	7,775,291	7,698,938
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	1,250,000	1,387,500
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	4,512,428	3,467,891
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	254,508	195,595
RE/MAX LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 12/15/23 (a)(b)(c)	1,325,000	1,323,344
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (a)(b)(c)	1,616,875	1,616,875
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (a)(b)(c)	4,585,350	4,581,040
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.841% 12/22/24 (a)(b)(c)	11,500,682	11,398,786

TOTAL HOMEBUILDERS/REAL ESTATE		32,467,473

Hotels - 1.9%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 10/1/27 (a)(b)(c)	1,225,753	1,224,736
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/1/26 (a)(b)(c)	3,207,813	3,127,618
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (a)(b)(c)	1,550,000	1,548,063
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 11/30/23 (b)(c)	6,763,791	6,738,426
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (b)(c)(d)	10,415,000	10,418,229
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8415% 6/21/26 (b)(c)	2,792,849	2,767,909
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/31/25 (b)(c)	3,381,280	3,326,334
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 6/23/26 (b)(c)(d)	2,080,000	2,106,000
Raptor Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/1/26 (b)(c)(d)	3,300,000	3,304,125
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 6.8973% 5/29/26 (a)(b)(c)	1,670,497	1,521,205
3 month U.S. LIBOR + 5.000% 6.8973% 5/30/26 (a)(b)(c)	2,933,105	2,670,973
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	3,039,118	3,184,023
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 5/30/25 (a)(b)(c)	3,655,508	3,623,522

TOTAL HOTELS		45,561,163

Insurance - 4.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (a)(b)(c)	11,332,156	11,199,910
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/10/25 (a)(b)(c)	6,149,040	6,079,187
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/9/25 (a)(b)(c)	980,000	968,730
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	2,007,537	2,009,203
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (a)(b)(c)	5,143,503	5,135,479
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (a)(b)(c)(e)	810,925	808,898
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (a)(b)(c)(e)	655,000	655,000
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (a)(b)(c)	3,368,075	3,345,610
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 2/13/27 (b)(c)(d)	195,000	195,000
3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (a)(b)(c)	5,068,137	5,039,299
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/23 (a)(b)(c)	3,584,008	3,563,866
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/24 (a)(b)(c)	6,790,000	6,715,717
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3543% 1/31/28 (a)(b)(c)	10,975,000	11,052,703
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 12/23/26 (a)(b)(c)	9,365,226	9,254,061
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 7/31/27 (a)(b)(c)	4,129,650	4,081,457
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (a)(b)(c)	4,353,921	4,350,873
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (a)(b)(c)	13,181,071	13,028,039
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3973% 12/2/26 (a)(b)(c)	1,489,977	1,475,345
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1473% 5/16/24 (a)(b)(c)	8,798,320	8,711,745

TOTAL INSURANCE		97,670,122

Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8543% 7/31/24 (a)(b)(c)	1,978,309	1,951,820
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	2,925,506	2,931,006
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5908% 1/4/26 (a)(b)(c)	2,722,125	2,736,579
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 3.75% 6/30/25 (a)(b)(c)	4,930,400	5,043,405
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	5,660,785	4,976,792
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (a)(b)(c)	2,339,315	2,033,005
15.25% 5/23/24 (c)	1,095,438	1,377,514
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	9,969,747	9,909,031
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	1,000,000	897,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	3,356,694	3,211,248
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/28/28 (a)(b)(c)	2,790,000	2,782,160
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	1,578,075	1,585,965
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)	3,890,000	3,891,206
Rising Tide Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/1/28 (b)(c)(d)	3,250,000	3,252,048
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 7/6/24 (a)(b)(c)	3,141,547	3,136,144
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 12/21/25 (a)(b)(c)	2,686,278	2,640,612
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 12/30/26 (a)(b)(c)	2,736,801	2,653,328
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6473% 12/30/27 (a)(b)(c)(e)	750,000	697,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	952,800	955,182

TOTAL LEISURE		56,662,045

Metals/Mining - 0.2%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (a)(b)(c)	3,500,000	3,501,470
Paper - 0.2%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/18/28 (a)(b)(c)	2,575,000	2,583,060
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (a)(b)(c)(e)	1,721,338	1,719,186

TOTAL PAPER		4,302,246

Publishing/Printing - 1.1%
Cengage Learning, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/29/26 (b)(c)(d)	5,555,000	5,558,500
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	5,120,141	5,122,905
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	3,820,216	3,411,950
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	2,282,680	2,242,733
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	2,410,650	2,422,703
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 10/17/26 (a)(b)(c)	1,171,672	1,170,324
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.08% 8/31/25 (a)(b)(c)	2,088,077	2,088,954
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	2,797,500	2,794,003

TOTAL PUBLISHING/PRINTING		24,812,072

Railroad - 0.2%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (a)(b)(c)	1,980,000	1,976,911
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 12/30/26 (a)(b)(c)	3,643,875	3,617,566

TOTAL RAILROAD		5,594,477

Restaurants - 0.6%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/19/26 (a)(b)(c)	2,943,835	2,901,061
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8325% 3/15/28 (a)(b)(c)	1,683,281	1,682,675
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3543% 3/1/26 (a)(b)(c)	3,543,438	3,494,715
Sovos Brands Intermediate, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 6/8/28 (a)(b)(c)	1,330,000	1,334,988
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8318% 8/2/26 (a)(b)(c)	3,668,471	3,650,973

TOTAL RESTAURANTS		13,064,412

Services - 8.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 9/27/24 (b)(c)	2,847,127	2,843,568
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	932,950	932,950
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (b)(c)(d)	7,160,000	7,140,310
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (a)(b)(c)	3,950,000	3,959,875
American Residential Services LLC/ARS Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/15/27 (a)(b)(c)	2,557,150	2,550,757
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0939% 12/31/25 (a)(b)(c)	1,799,285	1,801,822
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/11/25 (a)(b)(c)	5,211,300	5,150,484
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/15/27 (a)(b)(c)	1,357,813	1,340,270
Ascend Learning LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	2,788,925	2,788,925
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	4,620,254	4,615,449
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	8,821,603	8,671,371
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/7/26 (a)(b)(c)	8,097,972	8,047,360
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 5/13/27 (a)(b)(c)	2,228,163	2,223,528
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	2,249,313	2,181,023
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (a)(b)(c)	10,285,000	10,249,003
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/26/26 (a)(b)(c)	1,970,000	1,961,391
Division Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 5/21/28 (b)(c)	3,000,000	2,992,500
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/28/28 (b)(c)(d)	2,430,000	2,423,925
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9355% 8/1/26 (a)(b)(c)	4,194,280	4,195,161
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (a)(b)(c)	992,500	992,500
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/29/25 (a)(b)(c)	2,232,714	2,212,709
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	4,950,000	4,997,669
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	11,623,043	11,433,006
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (a)(b)(c)	1,865,625	1,868,293
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26(a)(b)(c)	5,800,463	5,825,869
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6/25/28 (b)(c)(d)(e)	1,885,000	1,872,050
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	5,828,613	5,847,556
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (a)(b)(c)	4,374,038	4,381,867
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (a)(b)(c)	8,375,000	8,400,460
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (a)(b)(c)	1,845,000	1,838,081
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (a)(b)(c)	1,000,000	987,500
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	5,866,554	5,768,172
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (a)(b)(c)	5,686,425	5,700,641
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 1/23/27 (b)(c)	4,703,215	4,687,930
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	498,750	502,336
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (b)(c)(d)	4,060,000	4,070,150
McKissock LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6/17/28 (b)(c)(d)(e)	2,325,000	2,307,563
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.08% 3/5/28 (b)(c)	2,304,225	2,306,691
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3/6/25 (b)(c)(d)	2,775,000	2,761,125
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	3,487,705	3,481,183
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (a)(b)(c)	4,696,827	4,608,761
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (a)(b)(c)	3,002,334	3,016,085
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (a)(b)(c)	12,967,500	12,969,186
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1756% 4/16/26 (a)(b)(c)	1,601,734	1,558,695
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.6756% 9/12/24 (a)(b)(c)	270,430	265,601
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/29/25 (a)(b)(c)	3,558,750	3,315,189
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	1,833,879	1,632,391
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 4/4/25 (a)(b)(c)	5,969,231	5,963,918
3 month U.S. LIBOR + 3.500% 3.6043% 2/25/27 (a)(b)(c)	5,953,286	5,947,690

TOTAL SERVICES		197,590,539

Steel - 0.4%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 5/26/28 (a)(b)(c)	2,230,000	2,225,540
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0915% 1/24/27 (a)(b)(c)	2,912,324	2,877,754
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/21/28 (a)(b)(c)	3,500,000	3,490,165

TOTAL STEEL		8,593,459

Super Retail - 4.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)	3,336,638	3,348,116
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6/24/28 (b)(c)(d)	2,115,000	2,115,000
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (a)(b)(c)	52,941,855	53,074,198
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0726% 2/3/24 (a)(b)(c)	2,743,975	2,743,179
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (a)(b)(c)	2,000,000	1,999,160
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (a)(b)(c)	7,462,500	7,457,500
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2.25% 12/18/27 (a)(b)(c)(f)	654,545	649,499
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	2,938,091	2,915,438
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 11/8/24 (a)(b)(c)	8,412,622	8,299,304
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (b)(c)	2,837,888	2,837,888
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	2,858,872	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/31/25 (a)(b)(c)	6,365,709	6,349,795
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (a)(b)(c)	4,485,000	4,496,213

TOTAL SUPER RETAIL		96,285,290

Technology - 15.0%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (a)(b)(c)	2,493,058	2,471,244
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	3,631,771	3,640,850
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/10/25 (a)(b)(c)	7,584,752	6,032,002
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.75% 9/19/24 (a)(b)(c)	2,000,000	1,994,760
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 4/23/26 (a)(b)(c)	4,805,586	4,785,114
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (a)(b)(c)	4,567,050	4,552,481
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4099% 2/11/26 (a)(b)(c)	13,790,293	13,820,494
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	1,165,738	1,166,473
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 10/2/25 (a)(b)(c)	4,796,029	4,766,054
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	7,960,000	7,960,000
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (a)(b)(c)	4,421,379	4,399,272
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	2,884,961	2,883,375
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5944% 4/30/25 (a)(b)(c)	4,855,151	4,778,682
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (a)(b)(c)	2,493,750	2,490,907
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (a)(b)(c)	2,409,411	2,400,376
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/23/28 (a)(b)(c)	1,850,000	1,839,603
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (a)(b)(c)	3,875,000	3,883,060
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (a)(b)(c)	2,208,900	2,214,422
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (a)(b)(c)	605,000	612,563
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/4/26 (a)(b)(c)	9,076,168	9,024,343
Constant Contact, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (a)(b)(c)	1,623,765	1,619,705
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (a)(b)(c)(f)	436,235	435,145
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/29/24 (a)(b)(c)	3,452,216	3,402,158
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 10/16/26 (a)(b)(c)	8,731,827	8,735,494
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 2/19/29 (a)(b)(c)	1,675,000	1,686,524
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (a)(b)(c)	2,761,152	2,759,910
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (a)(b)(c)	630,000	627,638
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (a)(b)(c)	2,302,749	2,309,473
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (a)(b)(c)(f)	482,251	483,659
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 8/23/25 (a)(b)(c)	2,420,041	2,406,441
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6855% 7/22/26 (a)(b)(c)	2,456,250	2,440,898
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (a)(b)(c)	214,463	214,731
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (a)(b)(c)	4,327,300	4,320,636
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 3/8/25 (a)(b)(c)	2,314,982	2,291,346
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	1,774,518	1,770,082
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 8/10/27 (a)(b)(c)	3,836,250	3,810,470
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/15/24 (a)(b)(c)	4,512,881	4,475,108
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (a)(b)(c)	3,152,100	3,196,765
Helios Software Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9166% 3/11/28 (a)(b)(c)	2,000,000	1,999,380
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (a)(b)(c)	602,800	604,807
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	4,460,850	4,464,552
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7/1/28 (b)(c)(d)	14,798,055	14,818,921
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4% 12/1/27 (a)(b)(c)	3,356,588	3,359,743
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (a)(b)(c)	1,457,675	1,454,643
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	1,717,188	1,737,227
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8423% 6/21/24 (a)(b)(c)	2,363,373	2,333,831
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8461% 9/29/24 (a)(b)(c)	6,337,192	6,335,608
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	1,468,872	1,471,017
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.345% 2/23/29 (a)(b)(c)	565,000	573,125
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 9/15/24 (a)(b)(c)	1,176,389	1,170,178
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (a)(b)(c)	415,000	403,588
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/4/25 (a)(b)(c)	1,590,119	1,573,232
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8226% 4/30/27 (a)(b)(c)	7,366,417	7,362,734
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (b)(c)(d)	2,240,000	2,245,600
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (b)(c)(d)	280,000	280,700
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	1,999,988	2,002,987
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (a)(b)(c)	11,491,604	11,515,507
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (a)(b)(c)	11,140,076	11,163,247
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.11% 3/19/28 (a)(b)(c)	1,496,250	1,493,916
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	1,635,900	1,630,796
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (a)(b)(c)	10,005,000	10,028,812
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 5/30/26 (b)(c)	4,236,171	4,206,179
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5/30/26 (b)(c)(d)	2,040,000	2,036,185
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (b)(c)(d)	10,050,000	9,988,494
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (a)(b)(c)	7,012,425	6,970,631
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (a)(b)(c)	3,390,000	3,378,135
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/31/25 (a)(b)(c)	2,857,506	2,825,359
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (a)(b)(c)	14,745,453	14,561,135
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3318% 8/1/25 (a)(b)(c)	3,416,363	3,393,165
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (a)(b)(c)	5,323,250	5,324,368
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (a)(b)(c)	4,094,915	4,043,729
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (a)(b)(c)	3,111,163	3,072,273
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (a)(b)(c)	5,913,004	5,841,871
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.8543% 1/31/27 (a)(b)(c)	2,274,231	2,262,155
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5% 5/1/24 (a)(b)(c)	6,169,657	6,158,119
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5921% 9/28/24 (a)(b)(c)	2,662,361	2,649,050
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (a)(b)(c)	6,248,700	6,249,325
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	4,015,000	4,078,557
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (a)(b)(c)	9,912,725	9,918,474
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 8/27/25 (a)(b)(c)	6,627,142	6,637,812
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0934% 3/1/26 (a)(b)(c)	4,682,829	4,662,365
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (a)(b)(c)	1,885,000	1,882,644
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (a)(b)(c)	3,287,677	3,275,940
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (a)(b)(c)	3,594,500	3,578,792
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	2,970,075	2,973,788
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 4/1/28 (a)(b)(c)	1,800,488	1,785,868
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.5813% 6/8/28 (a)(b)(c)	3,786,303	3,775,890
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5921% 9/30/26 (a)(b)(c)	3,618,483	3,605,819

TOTAL TECHNOLOGY		351,862,531

Telecommunications - 5.8%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9004% 1/31/26 (a)(b)(c)	3,130,697	3,071,996
3 month U.S. LIBOR + 2.750% 2.9338% 7/15/25 (a)(b)(c)	4,303,299	4,226,055
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9355% 7/31/25 (a)(b)(c)	6,085,775	5,976,718
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8713% 1/31/26 (a)(b)(c)	1,495,932	1,482,095
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (a)(b)(c)	5,850,000	5,834,322
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	2,088,554	2,088,554
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	2,661,625	2,661,625
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	3,877,530	3,879,973
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (a)(b)(c)	1,902,823	1,905,201
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (a)(b)(c)	1,721,233	1,731,268
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.36% 12/22/23 (a)(b)(c)	2,648,236	2,641,059
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (a)(b)(c)	9,840,000	9,840,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (a)(b)(c)	975,000	975,000
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (a)(b)(c)	279,740	282,036
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (a)(b)(c)	4,365,000	3,428,708
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	344,434	347,262
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	19,970,000	20,252,975
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	4,000,000	4,067,520
Tranche B-5, term loan 8.625% 1/2/24 (c)	6,205,000	6,304,714
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	9,189,817	9,241,556
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (a)(b)(c)	2,648,250	2,650,819
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/1/27 (a)(b)(c)	4,568,653	4,495,829
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/15/27 (a)(b)(c)	1,589,825	1,567,170
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	8,517,200	8,520,351
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (a)(b)(c)	3,372,673	3,341,071
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	4,447,911	4,161,599
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	7,055,000	6,137,850
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	3,732,221	3,738,752
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8542% 6/10/27 (a)(b)(c)	0	0
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (a)(b)(c)	12,203,135	12,066,826

TOTAL TELECOMMUNICATIONS		136,918,904

Textiles/Apparel - 0.6%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 4/26/28 (a)(b)(c)	4,160,000	4,158,253
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)	1,776,086	1,781,272
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/30/28 (b)(c)(d)(e)	2,030,000	2,019,850
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.1354% 4/25/25 (a)(b)(c)	1,045,000	1,043,474
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (b)(c)	2,950,000	2,938,938
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/30/28 (b)(c)(d)(e)	2,260,000	2,237,400

TOTAL TEXTILES/APPAREL		14,179,187

Transportation Ex Air/Rail - 0.1%
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8808% 2/23/25 (a)(b)(c)	2,000,000	1,990,220
Utilities - 2.5%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	11,582,170	11,463,106
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (a)(b)(c)	2,500,000	2,497,925
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	1,843,142	1,794,760
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	3,901,013	3,629,580
Herman Miller, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 0% 6/29/28 (a)(c)	2,425,000	2,412,875
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	4,711,900	3,324,858
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	1,643,005	1,585,500
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/17/28 (b)(c)(d)	3,835,000	3,815,825
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	8,838,730	8,711,717
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (a)(b)(c)	2,598,630	2,591,770
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8359% 3/2/27 (a)(b)(c)	9,697,593	9,631,747
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8498% 12/31/25 (a)(b)(c)	7,123,748	7,070,320

TOTAL UTILITIES		58,529,983

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,170,092,042)		2,165,465,281

Nonconvertible Bonds - 2.6%
Aerospace - 0.2%
Bombardier, Inc. 7.125% 6/15/26 (h)	310,000	323,175
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	4,220,000
8% 12/15/25 (h)	385,000	415,993

TOTAL AEROSPACE		4,959,168

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,169,919
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	815,000	875,816

TOTAL AIR TRANSPORTATION		2,045,735

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	1,205,000	1,305,678
9.5% 5/1/25 (h)	1,210,000	1,334,025

TOTAL BROADCASTING		2,639,703

Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	160,000	163,600
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.8256% 2/1/24 (a)(b)	1,750,000	1,798,860
Chemicals - 0.3%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (a)(b)(h)	4,895,000	4,842,403
6.875% 6/15/25 (h)	1,000,000	1,018,670
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	40,600

TOTAL CHEMICALS		5,901,673

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	3,040,713
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	529,080
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,140,010

TOTAL CONTAINERS		4,709,803

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	1,050,000	1,094,174
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	535,000	547,706
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	1,135,000	1,140,675
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	1,140,000

TOTAL ENERGY		3,922,555

Gaming - 0.3%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,131,563
Scientific Games Corp. 5% 10/15/25 (h)	2,060,000	2,126,950
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	2,070,080
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,349,913
VICI Properties, Inc.:
3.5% 2/15/25 (h)	240,000	244,738
4.25% 12/1/26 (h)	345,000	358,876
4.625% 12/1/29 (h)	200,000	212,500

TOTAL GAMING		7,494,620

Healthcare - 0.2%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	2,515,000	2,580,390
Tenet Healthcare Corp. 4.625% 7/15/24	2,500,000	2,536,750

TOTAL HEALTHCARE		5,117,140

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	1,865,000	1,983,334
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	275,000	301,813
10.875% 6/1/23 (h)	1,335,000	1,520,231

TOTAL LEISURE		1,822,044

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	892,407
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	169,402
Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	1,130,000	1,147,572
APX Group, Inc. 7.625% 9/1/23	490,000	503,475
Sotheby's 7.375% 10/15/27 (h)	200,000	215,750

TOTAL SERVICES		1,866,797

Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	1,033,965
8.5% 10/30/25 (h)	1,905,000	2,014,538

TOTAL SUPER RETAIL		3,048,503

Technology - 0.1%
CommScope, Inc.:
5.5% 3/1/24 (h)	1,100,000	1,131,625
6% 3/1/26 (h)	1,100,000	1,161,270
SSL Robotics LLC 9.75% 12/31/23 (h)	710,000	783,506

TOTAL TECHNOLOGY		3,076,401

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,222,824
Altice France SA:
5.125% 1/15/29 (h)	165,000	165,825
7.375% 5/1/26 (h)	1,335,000	1,388,307
Frontier Communications Holdings LLC 5% 5/1/28 (h)	1,160,000	1,199,243
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	205,000	211,494

TOTAL TELECOMMUNICATIONS		6,187,693

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,437,892
TOTAL NONCONVERTIBLE BONDS
(Cost $57,809,921)		60,237,330
	Shares	Value

Common Stocks - 1.5%
Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	170,494	3,624,702
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	31,324

TOTAL CAPITAL GOODS		3,656,026

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	15,697	259,001
Energy - 1.1%
California Resources Corp. (i)	340,471	10,261,796
California Resources Corp. warrants 10/27/24 (i)	7,511	57,684
Chesapeake Energy Corp.	167,441	8,693,537
Chesapeake Energy Corp. (j)	928	48,182
Denbury, Inc. (i)	65,094	4,997,917
EP Energy Corp. (e)	15,785	831,396

TOTAL ENERGY		24,890,512

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	187,350
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	105,486	1,898,748
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Utilities - 0.1%
TexGen Power LLC (e)(i)	85,051	2,895,136
TOTAL COMMON STOCKS
(Cost $20,152,955)		33,908,283

Nonconvertible Preferred Stocks - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)
(Cost $1,123,250)	8,986	871,642
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (a)(b)(k)	855,000	857,138
3 month U.S. LIBOR + 3.470% 3.6555% (a)(b)(k)	860,000	862,150
TOTAL PREFERRED SECURITIES
(Cost $1,562,850)		1,719,288
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $45,406)	45,954	30,789

Money Market Funds - 10.7%
Fidelity Cash Central Fund 0.06% (l)
(Cost $251,659,054)	251,614,886	251,665,209
TOTAL INVESTMENT IN SECURITIES - 107.2%
(Cost $2,502,445,478)		2,513,897,822
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(168,749,086)
NET ASSETS - 100%		$2,345,148,736

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,481,424 and $2,470,525, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,398,245 or 2.4% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,182 or 0.0% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$8,788

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,795
Total	$66,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$117,689,959	$743,144,931	$609,168,439	$(1,242)	$--	$251,665,209	0.4%
Total	$117,689,959	$743,144,931	$609,168,439	$(1,242)	$--	$251,665,209

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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